RESTRICTED CASH, CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash (non-current)	$ 1,528	$ 1,099
Restricted cash (current)	0	213
Cash and cash equivalents	61,741	207,342	$ 191,924	$ 205,159
Total restricted cash, cash and cash equivalents	$ 63,269	$ 208,654